Equalize Community Development Fund

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
504 First Lien Loans(b) — 80.17%
Hospitality Properties — 17.36%
537 Maple Hotel LLC, New Jersey, 10/15/2021	5 Year U.S. Treasury + 4.500% (6.000% Floor)	6.000%		10/1/2031	$2,120,595	$2,018,868	$2,012,145
McDonough Hospitality Plaza, LLC, Georgia, 12/1/2016	6.500% (6.500% Fixed)	5.250	%(c)	9/5/2024	4,501,935	4,500,000	4,617,225
Moses Lake Investors, LLC, Washington, 9/18/2014(d)	Prime + 2.250% (5.500% Floor)	5.500%		10/1/2039	907,745	879,356	891,711
U.S. Retail Ventures LLC, Texas, 7/30/2021	Prime + 2.000% (6.000% Floor)	6.000%		12/27/2038	2,469,573	2,464,287	2,435,307
Total Hospitality Properties							9,956,388
Multi-Purpose Properties — 62.81%
1250 Philadelphia, LLC, California, 10/3/2014	5 Year Libor + 4.000% (5.930% Floor)	5.930%		10/15/2039	2,259,835	2,187,818	2,227,615
413 East 53rd Street, LLC, New York, 2/4/2014	3 Year Libor + 4.170% (4.950% Floor)	5.681%		2/1/2044	1,555,680	1,533,567	1,554,592
7410-7428 Bellaire, LLC, California, 8/22/2014	5 Year Libor + 4.000% (5.780% Floor)	5.780%		9/15/2039	2,110,748	2,042,757	1,912,409
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015	3 Year Libor + 4.000%	4.474%		5/1/2040	296,196	283,944	274,912
Acworth Recycling, LLC, Georgia, 1/14/2021	6.750% (6.750% Fixed)	6.750%		12/15/2029	308,804	291,691	293,403
AKT Elevon Partners, LLC, California, 9/17/2015	5 Year Libor + 3.880% (5.700% Floor)	4.970	%(c)	10/1/2045	3,792,986	3,795,233	3,715,230
Budva Properties, LLC, Arizona, 8/6/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		7/1/2046	1,319,072	1,257,764	1,240,067
Ceeport Group LLC, Florida, 6/10/2021	6.500% (6.500% Fixed)	6.500%		3/19/2030	570,999	546,145	537,980
Dorris Fitness, LLC, Georgia, 6/3/2021	6.750% (6.750% Fixed)	6.750%		1/28/2030	564,219	534,891	510,329
Duane Auto Sale LLC, California, 5/14/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		5/1/2046	707,226	670,442	666,821
Grigorian Investments, LLC, California, 9/2/2014	5 Year Libor + 4.500% (6.330% Floor)	6.330%		9/15/2039	511,656	496,658	439,394
Janet J. Lopez and Robert E. Lopez, California, 10/16/2020	5 Year USD Swap + 5.000% (6.750% Floor)	6.750%		9/1/2045	445,160	421,445	416,084

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Jereme Lee James, California, 4/7/2021	5 Year Swap + 5.000% (6.500% Floor)	6.500%	2/1/2046	$227,185	$213,218	$214,576
JPEG, Inc., Florida, 12/11/2020	5 Year Prime + 0.500% (6.500% Floor)	6.500%	8/1/2030	163,752	153,776	152,795
KES, Inc., Georgia, 12/9/2020	6.750% (6.750% Fixed)	6.750%	12/2/2029	476,702	453,792	458,017
Kiva Holdings and Kiran Fitness LLC, South Carolina, 6/17/2021	6.750% (6.750% Fixed)	6.750%	2/21/2030	836,916	795,467	799,087
Limitless Sun LLC, California, 3/7/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%	2/1/2047	707,414	668,533	691,524
Marcus D. Chu, Tracey Chu, California, 3/13/2015	5 Year Libor + 4.750% (6.586% Floor)	6.586%	3/10/2040	1,626,796	1,559,456	1,586,076
Mariano D. Cibran, Florida, 5/23/2016	3 Year Libor + 5.160% (6.160% Floor)	6.240%	6/1/2046	1,222,605	1,185,494	1,211,219
Mary Deno, California, 3/29/2022	30 Day Libor + 5.800% (6.800% Floor)	6.800%	1/1/2032	1,051,615	998,130	1,051,629
Nowlin Properties LLC, California, 3/16/2022	5 Year Constant Maturity Treasury + 4.000% (5.780% Floor)	5.780%	3/1/2047	1,198,390	1,146,500	1,181,434
Oaks at Pooler, LLC, Georgia, 6/30/2021	5 Year U.S. Treasury + 5.250% (6.250% Floor)	6.250%	4/1/2031	5,659,882	5,450,171	5,371,035
Pinar Truck Inc., Florida, 8/23/2021	5 Year Prime + 0.500% (5.500% Floor)	5.500%	4/23/2031	695,934	672,634	651,244
Sanchez Rodrigues, LLC, California, 11/03/2021	5 Year Swap + 5.000% (5.850% Floor)	5.850%	9/1/2046	1,432,791	1,360,641	1,344,450
Seabright Pacific LLC, California, 2/14/2022	5 Year Constant Maturity Treasury + 4.250% (5.750% Floor)	6.360%	1/1/2047	1,344,873	1,276,493	1,307,703

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016	1 Month Libor + 4.500%	4.730%		9/12/2023	$495,721	$493,666	$503,120
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	6.500% (6.500% Fixed)	5.250	%(c)	12/15/2024	1,751,500	1,750,000	1,777,983
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year Libor + 3.720% (5.370% Floor)	6.073	%(c)	9/15/2044	1,726,518	1,726,461	1,739,254
STMX Partners, LLC, Georgia, 12/16/2020	5 Year Prime + 0.500% (6.000% Floor)	6.000%		10/15/2030	526,798	501,227	491,728
The DiNatale Firm, LLC, Georgia, 12/10/2021	5 Year Prime + 0.500% (5.500% Floor)	5.500%		8/16/2031	626,603	598,761	594,217
Uncle Pops LLC, California, 4/23/2021	5 Year Swap + 5.000% (6.180% Floor)	6.180%		3/1/2046	711,992	675,512	673,100
Watson Osburn Property, LLC, Idaho, 2/9/2015	Prime + 2.750% (5.700% Floor)	6.000%		6/1/2040	467,501	449,094	450,212
Total Multi-Purpose Properties							36,039,239
Total 504 First Lien Loans (identified cost of $47,393,917)							$45,995,627
USDA RD Loans — 2.40%
USDA Community Facilities Guaranteed — 2.40%
Roebuck Fire District, South Carolina, 1/26/2022(d)	20 Year U.S. Treasury + 3.000% (4.910% Floor)	4.910	%(c)	5/6/2041	190,780	187,500	184,519
Roebuck Fire District, South Carolina, 2/25/2022(d)	20 Year U.S. Treasury + 3.000% (4.910% Floor)	4.410	%(c)	5/6/2041	1,219,582	1,200,000	1,191,744
Total USDA Community Facilities Guaranteed							1,376,263
Total USDA RD Loans (identified cost of $1,410,362)							$1,376,263

	Shares	Fair Value
Short-Term Investments — 17.41%
Morgan Stanley Liquidity Fund - Institutional Class, 0.190%(e)	9,991,096	$9,991,096

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
Short-Term Investments — 17.41% (continued)
Total Short-Term Investments (Cost $9,991,096)		9,991,096
Total Investments — 99.98% Cost ($58,795,375)		57,362,986
Other Assets in Excess of Liabilities — 0.02%		13,561
TOTAL NET ASSETS — 100.00%		$57,376,547

(a)	The states listed correspond to the location of the underlying collateral of the Loan, which may differ from the location of the borrower.
(b)	Loans are restricted as to resale. The cost and fair value as of March 31, 2022 was $47,393,917 and $45,995,627, respectively. Fair value is determined using significant unobservable inputs.
(c)	The effective rate is net of a sub-servicing fee collected on the Loan by the selling agent. As a result, the effective rate may be less than the Loan floor rate.
(d)	Represents an investment in the Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.
(e)	The rate shown is the annualized 7-day yield as of March 31, 2022.